Consolidated Statements of Other Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (2,348)	$ (127,711)	$ (220,839)
Unrealized gain (loss)	3,036	(7,763)	(23,323)
Reclassification of loss to net income	0	10,050	23,323
Other comprehensive income	3,036	2,287	0
Comprehensive income (loss), net	$ 688	$ (125,424)	$ (220,839)